Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 25, 2017
Summary of Significant Accounting Policies (Textual)
Allowances for doubtful accounts	$ 610,816	$ 274,754
Cash	3,921,925	4,718,261
Impairment loss	$ 76,425
Ownership interest	6.00%			49.00%
Description of value added tax	The Company was subject to a fixed rate of business tax of 3%. The applicable VAT rates are 6% and 3% for the entities that are general taxpayer and small-scale taxpayer, respectively. Distance Learning and Digital Information are both considered VAT general taxpayers since June 2015.
Deferred revenue	$ 620,332	341,436
Amounts of revenue recognized	341,436	322,330
3 months and less than 12 months [Member]
Summary of Significant Accounting Policies (Textual)
Accounts receivable	1,069,340	749,160
12 months [Member]
Summary of Significant Accounting Policies (Textual)
Accounts receivable	$ 413,429	447,386
Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of total purchase			41.00%
Concentration risk, supplier	For the years ended March 31, 2019 and 2018, no suppliers accounted for more than 10% of total purchases. For the year ended March 31, 2017, the Company made approximately 41% of total purchases from one major supplier. As of March 31, 2019 and 2018, no suppliers accounted for more than 10% of total advance payments outstanding.
B2B2C services [Member]
Summary of Significant Accounting Policies (Textual)
Accounts receivable	$ 520,000	1,300,000
Technological development and operation services [Member]
Summary of Significant Accounting Policies (Textual)
Accounts receivable	$ 1,260,000	740,000
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Ownership interest	20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Ownership interest	50.00%
Customers [Member]
Summary of Significant Accounting Policies (Textual)
Accounts receivable	$ 1,240,000	$ 1,350,000
Accounts receivable, description	Accounts receivable were due from customers accounting for 10% or more of total outstanding receivables and/or 10% or more of total revenues.
Sales Revenue [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk customer percentage	13.00%
Sales Revenue [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk customer percentage	16.00%
Sales Revenue [Member] | Customer One [Member] | Education Service [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk customer percentage		10.00%	13.00%
Accounts Receivable [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk customer percentage		12.00%
Accounts Receivable [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk customer percentage	70.00%	21.00%
Accounts Receivable [Member] | Customer Three [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk customer percentage		12.00%
Accounts Receivable [Member] | Customer Four [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk customer percentage		11.00%
Accounts Receivable [Member] | Customer Five [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk customer percentage		10.00%